Other Operating Gains/( Losses)	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Other Operating Gains/( Losses) [Line Items]
Other operating gains/(losses)

5. Other operating gains/(losses)

The other operating gains/(losses) consist of the following:

	For the Years Ended December 31,
(in thousands)	2025	2024	2023
Gain on digital asset payables/receivables	$48,533	$160,886	$51,363
Gain/(loss) on derivatives	152,183	(148,689)	(83,826)
Gain of foreign exchange	11,529	6,942	3,935
(Loss)/gain on other operating activities	(246)	696	162
Total other operating gains/(losses)	$211,999	$19,835	$(28,366)